Earnings Per Share	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

8. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three- and six-month periods ended June 30, 2012 and 2011:

	For the three months ended June 30,		For the six months ended June 30,

	2012	2011	2012	2011
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$289,337	$260,761	$659,835	$481,462
less:
Dividend preference on Preference shares	25	28	51	55
Income available to all classes of shares	$289,312	$260,733	$659,784	$481,407

Denominators:
Weighted average number of:
Ordinary shares outstanding	300,415,725	298,559,749	300,310,425	298,427,098
Preference shares outstanding	3,966,600	3,958,515	3,966,301	3,957,978
Total weighted average shares outstanding	304,382,325	302,518,264	304,276,726	302,385,076
Potentially dilutive Ordinary shares	2,405,628	2,336,573	2,372,829	2,095,345
Potentially dilutive Preference shares	18,019	21,174	18,145	20,432
Total weighted average Ordinary shares outstanding assuming dilution	302,821,353	300,896,322	302,683,254	300,522,443
Total weighted average Preference shares outstanding assuming dilution	3,984,619	3,979,689	3,984,446	3,978,410

Basic income per Ordinary share	$0.95	$0.86	$2.17	$1.59
Plus preference per Preference shares	0.01	0.01	0.01	0.02
Basic income per Preference share	$0.96	$0.87	$2.18	$1.61

Fully diluted income per Ordinary share	$0.94	$0.86	$2.15	$1.58
Plus preference per Preference shares	0.01	0.00	0.01	0.01
Fully diluted income per Preference share	$0.95	$0.86	$2.16	$1.59